COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating incomes (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income
Total	$ 39,193,274	$ 51,585,475	$ 71,145,716
Reversal of allowance for loan losses and assets written down
Other operating income
Total	4,607,832	11,982,685	22,054,889
Rental from safety boxes [member]
Other operating income
Total	4,234,569	4,466,219	5,171,899
Returns of risk funds [member]
Other operating income
Total			10,599,122
Commissions from trust services [member]
Other operating income
Total	492,794	388,196	551,471
Adjustment of Various Credits [Member]
Other operating income
Total	4,405,367	5,384,308	2,968,436
Sale of fixed assets [member]
Other operating income
Total	286,676	9,945	194,040
Punitive interest [member]
Other operating income
Total	3,105,107	5,049,719	4,479,359
Others
Other operating income
Total	$ 22,060,929	$ 24,304,403	$ 25,126,500